Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions
Schedule of significant related parties and their relationships with the Company

Name of related parties	Relationship with the Company
Leju and its subsidiaries (“Leju”)	An investee of the Company
Alibaba and its subsidiaries (“Alibaba”)	Strategic partner and significant shareholder of Weibo
New Wave MMXV Limited (“New Wave”)	An entity controlled by Mr. Charles Chao

Schedule of transactions and balances with related parties

The Company entered into the following transactions with related parties:

	Year ended December 31,
Transactions	2017	2018	2019
	(In thousands)
Revenues:
License revenue from Leju[1]	$10,435	$10,435	$10,435
Agency and advertising service earned from Leju[1]	16,091	20,754	19,154
Promotion and advertising service to Alibaba[2]	91,724	126,882	100,439
Others[3]	94,107	160,184	122,993
	$212,357	$318,255	$253,021

Other related parties mainly include investee companies over on which the Company has significant influence. These investees are mainly high-tech companies operating in different internet-related industries, such as online advertising agency, short video applications, social and new media marketing services and so on.

[1] The amended and restated advertising agency agreement, the domain name and content license agreement, the trademark license agreement and the software license and support services agreement (“License Agreements”) were entered into with Leju, a subsidiary of E-House, and such amount allocated to the fair value of the License Agreements was $187.4 million, which represents the difference between the total consideration and the fair value of equity interests disposed. This amount was recorded as deferred revenues and amortized over ten years prior to March 2014, when the License Agreement was extended for another ten years. Accordingly, the remaining deferred revenue balance as of March 2014 will be amortized prospectively under the straight-line method until 2024. For the years ended December 31, 2017, 2018 and 2019, the Company recorded $10.4 million revenue from License Agreements from such deferred revenue account, respectively. As of December 31, 2018 and 2019, the total amount of deferred revenue from Leju was $54.1 million and $43.7 million, respectively, which includes $43.7 million and $33.2 million of non-current portion of deferred revenue, respectively. Based on the amended and restated advertising agency agreements with Leju, agency fees and advertising revenue earned from Leju for 2017, 2018 and 2019, generated from the sales of advertising through SINA were amounting to $16.1 million, $20.8 million and $19.2 million, respectively.

[2] On April 29, 2013, affiliated entities of the Company formed a strategic alliance with affiliated entities of Alibaba to jointly explore social commerce and develop marketing solutions to enable merchants on Alibaba e-commerce platforms to better connect and build relationships with Weibo’s users. Alibaba purchased advertising from the Company and continued to do so subsequently. The Company has continued to keep strategic collaboration and work with Alibaba in the area of social commerce and other areas after the expiration of the strategic framework agreement in January 2016 and recorded $91.6 million, $126.7 million and $100.1 million in advertising and marketing revenues from Alibaba in 2017, 2018 and 2019, respectively.

[3] Within other related parties, one related party that is an equity investee in the short video business contributed $53.9 million and $10.9 million of advertising and marketing revenues in 2018 and 2019, respectively, and represented $80.9 million and $34.7 million of accounts receivable from other related parties as of December 31, 2018 and 2019, respectively The Company also recorded $5.6 million and $40.9 million of advertising and marketing revenues from an equity investee which is an advertising agency in 2018 and 2019, respectively, and represented $5.8 million and $13.6 million of accounts receivable from other related parties as of December 31, 2018 and 2019, respectively.

(b)  Balances with related parties

The Company had the following balances with related parties:

	As of December 31,
	2018	2019
	(In thousands)
Accounts receivable from related parties:	$189,522	$174,080
-Accounts receivable from Leju	$4,905	$7,124
-Accounts receivable from Alibaba	$53,480	$61,857
-Accounts receivable from other related parties[1]	$131,137	$105,099
Loans to and interest receivables from related parties[2]	$102,409	$320,221
-Company A (an investee in e-commerce business)	$43,695	$160,010
-Company B (an investee providing social and new media marketing services)	$—	$60,602
-Company C (an investee providing online brokerage services)	$40,982	$40,982
-Others	$17,732	$58,627
Prepayment to related parties	$13,567	$—
Deferred revenues in relation to License Agreement with Leju	$54,087	$43,652
Account payable to related parties	$50,678	$46,655
Accrued and other liabilities to related parties[1]	$14,763	$39,836

[1] In 2019, the Company has signed an agreement with the related party to settle partial transaction amount between the two parties, resulting $38.7 million accounts receivable from the related party offset by $28.7 million accounts payable and $10 million accrued and other liabilities due to the related party on the consolidated balance sheet where a legally enforceable right of setoff exists.

[2] The Company recorded loans to and interest receivables from other related parties of $102.4 million and $320.2 million as of December 31, 2018 and 2019, respectively. The annual interest rates of the loans were ranging from 4.0% to 10.5% (interest free for Company B) and the maturities of all loans were within one year at both dates. Moreover, the loan to and interest receivable from Company C was renewed with another subsidiary in 2019.